Segment Information - Composition of Segment Revenues, Detailed by the Main Countries of Operation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenues	€ 41,315	€ 40,652	€ 39,993
Eliminations
Disclosure of geographical areas [line items]
Revenues	(2,343)	(2,200)	(1,982)
Other and inter-segment eliminations
Disclosure of geographical areas [line items]
Revenues	1,382	1,353	1,261
Others and elims. | Other and inter-segment eliminations
Disclosure of geographical areas [line items]
Revenues	1,382	1,353	1,261
Telefónica Spain
Disclosure of geographical areas [line items]
Revenues	12,510	12,350	12,224
Telefónica Spain | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,791	12,654	12,497
Telefónica Spain | Eliminations
Disclosure of geographical areas [line items]
Revenues	281	304	273
Telefónica Spain | Retailers | Operating segments
Disclosure of geographical areas [line items]
Revenues	10,092	9,872	9,662
Telefónica Spain | Wholesalers, mobile handsets sales and others | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,699	2,782	2,835
Telefónica Germany
Disclosure of geographical areas [line items]
Revenues	8,463	8,585	8,195
Telefónica Germany | Operating segments
Disclosure of geographical areas [line items]
Revenues	8,492	8,614	8,224
Telefónica Germany | Eliminations
Disclosure of geographical areas [line items]
Revenues	29	29	29
Telefónica Germany | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	857	827	806
Telefónica Germany | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,596	7,767	7,394
Telefónica Germany | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	39	20	24
Telefónica Brazil
Disclosure of geographical areas [line items]
Revenues	9,606	9,637	8,854
Telefónica Brazil | Operating segments
Disclosure of geographical areas [line items]
Revenues	9,618	9,650	8,870
Telefónica Brazil | Eliminations
Disclosure of geographical areas [line items]
Revenues	12	13	16
Telefónica Brazil | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,772	2,858	2,764
Telefónica Brazil | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,846	6,792	6,106
Telefónica Brazil | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam
Disclosure of geographical areas [line items]
Revenues	8,918	8,284	9,026
Telefónica Hispam | Operating segments
Disclosure of geographical areas [line items]
Revenues	9,032	8,381	9,141
Telefónica Hispam | Eliminations
Disclosure of geographical areas [line items]
Revenues	114	97	115
Telefónica Hispam | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,976	2,888	3,138
Telefónica Hispam | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,056	5,493	6,003
Telefónica Hispam | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	€ 0	€ 0	€ 0